Fair Value Measurements and Hierarchy - Quantitative Information Regarding Level 3 Fair Value Measurements Inputs (Details)	Jun. 30, 2022 yr $ / shares	Dec. 31, 2021 yr $ / shares	Nov. 12, 2021 $ / shares yr
Unit price | Derivative Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs | $ / shares	5.06	9.75	10.98
Unit price | First Tranche Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs | $ / shares	5.06	9.75	10.98
Unit price | Second Tranche Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs | $ / shares	5.06	9.75	10.98
Term (in years) | Derivative Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs | yr	4.37	4.87	5.00
Term (in years) | First Tranche Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs | yr	1.36	1.87	2.00
Term (in years) | Second Tranche Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs | yr	1.75	2.87	3.00
Volatility | Derivative Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.3740	0.1280	0.1900
Volatility | First Tranche Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.4500	0.3500	0.3500
Volatility | Second Tranche Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.4500	0.3500	0.3500
Risk-free rate | Derivative Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.0298	0.0124	0.0124
Risk-free rate | First Tranche Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.0295	0.0094	0.0085
Risk-free rate | Second Tranche Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.0295	0.0094	0.0085
Dividend yield | Derivative Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0	0	0.0000
Dividend yield | First Tranche Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0	0	0.0000
Dividend yield | Second Tranche Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0	0.0000	0.0000
Cost of equity | Derivative Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0	0	0
Cost of equity | First Tranche Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.1400	0.1114	0.1080
Cost of equity | Second Tranche Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.1400	0.1114	0.1080